Net fee and commission income	12 Months Ended
Dec. 31, 2025
Disclosure of fee and commission income (expense) [Abstract]
Net fee and commission income	Note 6: Net fee and commission income

Year ended 31 December 2025	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	431	239	–	670
Credit and debit card fees	845	475	–	1,320
Commercial banking fees	–	243	–	243
Factoring	–	66	–	66
Other fees and commissions	79	126	11	216
Total fee and commission income	1,355	1,149	11	2,515
Fee and commission expense	(811)	(307)	(136)	(1,254)
Net fee and commission income	544	842	(125)	1,261

Year ended 31 December 2024	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	423	217	–	640
Credit and debit card fees	829	453	–	1,282
Commercial banking fees	–	195	–	195
Factoring	–	69	–	69
Other fees and commissions	74	144	12	230
Total fee and commission income	1,326	1,078	12	2,416
Fee and commission expense	(1,055)	(284)	(139)	(1,478)
Net fee and commission income	271	794	(127)	938

Year ended 31 December 2023	Retail £m	Commercial Banking £m	Other £m	Total £m
Fee and commission income:
Current accounts	406	214	–	620
Credit and debit card fees	800	459	–	1,259
Commercial banking fees	–	191	–	191
Factoring	–	75	–	75
Other fees and commissions	85	171	55	311
Total fee and commission income	1,291	1,110	55	2,456
Fee and commission expense	(673)	(288)	(143)	(1,104)
Net fee and commission income	618	822	(88)	1,352
Fees and commissions which are an integral part of the effective interest rate form part of net interest income shown in note 5. Fees and commissions relating to instruments that are held at fair value through profit or loss are included within net trading income shown in note 7.
In determining the disaggregation of fees and commissions the Group has considered how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It has determined that the above disaggregation by product type provides useful information that does not aggregate items that have substantially different characteristics.
At 31 December 2025, the Group held on its balance sheet £112 million (31 December 2024: £105 million) in respect of services provided to customers and £83 million (31 December 2024: £69 million) in respect of amounts received from customers for services to be provided after the balance sheet date. Current unsatisfied performance obligations amount to £203 million (31 December 2024: £189 million); the Group expects to receive substantially all of this revenue by the end of 2027.
Income recognised during the year included £29 million (2024: £27 million) in respect of amounts included in the contract liability balance at the start of the year and £nil (2024: £nil) in respect of amounts from performance obligations satisfied in previous years.
The most significant performance obligations undertaken by the Group are in respect of current accounts, the provision of other banking services for commercial customers and credit and debit card services.
In respect of current accounts, the Group receives fees for the provision of bank account and transaction services such as ATM services, fund transfers, overdraft facilities and other value-added offerings.
For commercial customers, alongside its provision of current accounts, the Group provides other corporate banking services including factoring and commitments to provide loan financing. Loan commitment fees are included in fees and commissions where the loan is not expected to be drawn down by the customer.
The Group receives interchange and merchant fees, together with fees for overseas use and cash advances, for provision of card services to cardholders and merchants.